Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Schedule of Property and equipment

Property and equipment consisted of the following at:

	March 31, 2017	December 31, 2016
Equipment, computer hardware and software	$882,580	$33,549
Furniture and fixtures	77,405	40,549
Leasehold Improvements	18,896	-
	$978,881	$74,098
Accumulated depreciation	(82,904)	(58,099)
Property and equipment, net	$895,977	$15,999

Schedule of Deferred Service Revenue Related to Warranties

Changes in deferred service revenue related to the warranties is presented in the following table:

	March 31, 2017	December 31, 2016
Deferred extended warranty revenue:
At beginning of period	$509,389	$629,143
Revenue deferred for new warranties, year to date	43,386	118,148
Revenue recognized year to date	(64,380)	(237,902)
At end of period	$488,395	$509,389

Current portion	$230,325	$235,015
Non-current portion	258,070	274,374
	$488,395	$509,389

Changes in deferred service revenue related to the warranties is presented in the following table:

	Years ended December 31,
	2016	2015
Deferred extended warranty revenue:
At beginning of period	$629,143	$670,075
Revenue deferred for new warranties	118,148	174,852
Revenue recognized	(237,902)	(215,784)
At end of period	$509,389	$629,143

Current portion	$235,015	$223,397
Non-current portion	274,374	405,746
	$509,389	$629,143

Schedule of Stock Options Outstanding, Nonvested

The following is a summary of all stock options outstanding and nonvested for the three months ended March 31, 2017:

				Weighted
	Number of Shares			Average
		Non-		Exercise
	Employee	Employee	Totals	Price

Balance, January 1, 2017 – nonvested	1,193,335	-	1,193,335	$0.27
Vested	(50,000)	-	(50,000)	0.21
Forfeited	(5,000)	-	(5,000)	0.22
Balance March 31, 2017 - nonvested	1,138,335	-	1,138,335	$0.28

The following is a summary of all stock options outstanding, and nonvested for the year ended December 31, 2016:

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price

Balance, January 1, 2016 – nonvested	1,843,335	-	1,843,335	$0.22
Granted	775,000	-	775,000	0.33
Vested	(1,125,000)		(1,125,000)	0.25
Forfeited	(300,000)	-	(300,000)	0.23
Balance, December 31, 2016 – nonvested	1,193,335	-	1,193,335	$0.27

Stock Option Plan [Member]
Summary of Stock Options Outstanding Under Stock Option Plan

The following is a summary of stock options outstanding outside of the Stock Option Plans for the three months ended March 31, 2017 and 2016:

Weighted
	Number of Shares			Average
		Non-		Exercise
	Employee	Employee	Totals	Price

Balance, January 1, 2017	516,667	1,676,667	2,193,334	$0.35
Granted during the period	-	-	-	-
Expired during the period	-	-	-	-

Balance, March 31, 2017	516,667	1,676,667	2,193,334	$0.35

				Weighted
	Number of Shares			Average
		Non-		Exercise
	Employee	Employee	Totals	Price

Balance, January 1, 2016	466,667	1,976,667	2,443,334	$0.32
Granted during the period	50,000	-	50,000	0.21
Expired during the period	-	(300,000)	(300,000)	0.08

Balance, March 31, 2016	516,667	1,676,667	2,193,334	$0.35

The following is a summary of stock options outstanding outside of the Stock Option Plans for the years ended December 31, 2016 and 2015:

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price

Balance, January 1, 2016	466,667	1,976,667	2,443,334	$0.32
Granted during the year	50,000	-	50,000	0.21
Expired during the period	-	(300,000)	(300,000)	0.08
Balance, December 31, 2016	516,667	1,676,667	2,193,334	$0.35

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price

Balance, January 1, 2015	466,667	2,016,667	2,483,334	$0.36
Exercised during the year	-	(40,000)	(40,000)	0.15
Balance, December 31, 2015	466,667	1,976,667	2,443,334	$0.32

Schedule of Assumptions are Used in Black-Scholes Option Pricing Model

The following assumptions were used in the Black-Scholes option pricing model for the options granted in the three months ended March 31, 2016.

2016
Risk-free interest rate	1.94%
Expected dividend yield	0.00
Expected life	6 years
Expected volatility	156%
Weighted average grant date fair value	$0.21
Forfeiture rate	5%

The following assumptions are used in the Black-Scholes option pricing model for the years ended December 31, 2016. There were no grants for the year ended December 31, 2015.

2016
Risk-free interest rate	1.94%
Expected dividend yield	0.00
Expected life	6.0 years
Expected volatility	156%
Forfeiture rate	5.0%
Weighted average grant date fair value	$0.21

2011 Stock Option Plan [Member]
Summary of Stock Options Outstanding Under Stock Option Plan

The following is a summary of stock options outstanding under the Plan and 2011 Plan (collectively “Stock Option Plans”) for the three months ended March 31, 2017 and 2016:

				Weighted
	Number of Shares			Average
		Non-		Exercise
	Employee	Employee	Totals	Price

Balance, January 1, 2017	3,680,002	-	3,680,002	$0.24
Granted during the period	-	-	-	-
Exercised during the period	(35,000)	-	(35,000)	0.22
Forfeited during the period	(5,000)	-	(5,000)	0.22

Balance, March 31, 2017	3,640,002	-	3,640,002	$0.24

				Weighted
	Number of Shares			Average
		Non-		Exercise
	Employee	Employee	Totals	Price
Balance, January 1, 2016	4,036,669	-	4,036,669	$0.21
Granted during the period	-	-	-	-
Exercised during the period	(350,000)	-	(350,000)	0.11
Expired during the period	(131,667)	-	(131,667)	0.38

Balance, March 31, 2016	3,555,002	-	3,555,002	$0.21

The following is a summary of stock options outstanding under the Plan and 2011 Plan (collectively “Stock Option Plans”) for the years ended December 31, 2016 and 2015:

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price
Balance, January 1, 2016	4,036,669	-	4,036,669	$0.21
Granted during the year	725,000	-	725,000	0.34
Exercised during the year	(650,000)	-	(650,000)	0.16
Forfeited during the year	(431,667)	-	(431,667)	0.26

Balance, December 31, 2016	3,680,002	-	3,680,002	$0.24

	Number of Shares			Weighted Average
	Employee	Non- Employee	Totals	Exercise Price
Balance, January 1, 2015	4,220,002	350,000	4,570,002	$0.40
Granted during the year	300,000	-	300,000	0.21
Exercised during the year	(335,000)	(350,000)	(685,000)	0.14
Forfeited during the year	(148,333)	-	(148,333)	0.39

Balance, December 31, 2015	4,036,669	-	4,036,669	$0.21

Schedule of Assumptions are Used in Black-Scholes Option Pricing Model

The following assumptions are used in the Black-Scholes option pricing model for the years ended December 31, 2016 and 2015 to value the stock options granted during the period:

2016		2015
Risk-free interest rate	1.58-2.18%	Risk-free interest rate	2.05%
Expected dividend yield	0.00	Expected dividend yield	0.00
Expected life	6.00 years	Expected life	6.00 years
Expected volatility	152-153%	Expected volatility	156%
Forfeiture rate	5.0%	Forfeiture rate	5.0%
Weighted average grant date fair value	$0.33	Weighted average grant date fair value	$0.20